UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     4/21/2009
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          125
                                         -----------
Form 13F Information Table Value Total:  $81,519,817
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                   Shares/  SH/  PUT/  Investment   Other       Voting Authority
Name of Issuer              Title of Class    Cusip      Value     PRN Amt  PRN  CALL  Discretion  Managers   Sole   Shared  None
--------------------------  --------------  ---------  ----------  -------  ---  ----  ----------  --------  ------  ------  -----
3m Company                  Common Stock    88579Y101      318208     6400             Sole        None        6400       0      0
Abbott Laboratories         Common Stock      2824100     3752559    78670             Sole        None       78670       0      0
Aberdeen Asia Income Fd                       3009107   486366.71   101964             Sole        None      101964       0      0
Albany Intl Corp            Common Stock     12348108    325727.6    35992             Sole        None       35992       0      0
Alexander & Baldwin Inc     Common Stock     14482103      508101    26700             Sole        None       26700       0      0
Altria Group                Common Stock    718154107      318798    19900             Sole        None       19900       0      0
American Safety
Insurance                   Common Stock    G02995101    197396.5    17150             Sole        None       17150       0      0
Amerisourcebergen Corp      Common Stock    3.07E+108    477815.8    14630             Sole        None       14630       0      0
Anadarko Pete Corp          Common Stock     32511107   552004.66    14194             Sole        None       14194       0      0
Annaly Capital
Management                  Common Stock     35710409      198341    14300             Sole        None       14300       0      0
AptarGroup Inc              Common Stock     38336103      249120     8000             Sole        None        8000       0      0
AT&T                        Common Stock    00206R102    436564.8    17324             Sole        None       17324       0      0
Baldwin Technology
Inc Cl A                    Common Stock     58264102       57960    63000             Sole        None       63000       0      0
Ball Corp                   Common Stock     58498106      438340    10100             Sole        None       10100       0      0
Bank of America             Common Stock     60505104   139462.21    20449             Sole        None       20449       0      0
Bank of New York
Mellon                      Common Stock     64058100    426405.5    15094             Sole        None       15094       0      0
Beckman Coulter             Common Stock     75811109      223423     4380             Sole        None        4380       0      0
Berkshire Hathaway Cl A     Common Stock     84670108      780300        9             Sole        None           9       0      0
Berkshire Hathaway Cl B     Common Stock     84670207     2808720      996             Sole        None         996       0      0
BJ Services Co              Common Stock     55482103    129847.5    13050             Sole        None       13050       0      0
Bristol Myers Squibb        Common Stock    110122108   563080.96    25688             Sole        None       25688       0      0
BSD Medical Corp            Common Stock     55662100     37655.1    17931             Sole        None       17931       0      0
Central Fd Cda Cl A                         153501101      411240    34500             Sole        None       34500       0      0
ChevronTexaco               Common Stock    166764100  1298926.51    19318             Sole        None       19318       0      0
Clearwater Paper Corp
Com                         Common Stock    18538R103   271855.65    33855             Sole        None       33855       0      0
Clorox Co Del               Common Stock    189054109      471042     9150             Sole        None        9150       0      0
Conoco Phillips             Common Stock    718507106    314454.8     8030             Sole        None        8030       0      0
Costco Wholesale            Common Stock    22160K105   276020.88     5959             Sole        None        5959       0      0
Deutsche Telekom A
Gspon Adr                   Common Stock    251566105      418665    33900             Sole        None       33900       0      0
Diamondrock Hospitality     Common Stock    252784301     85533.3    21330             Sole        None       21330       0      0
Dominion Resources          Common Stock    25746U109    345848.4    11160             Sole        None       11160       0      0
Du Pont                     Common Stock    263534109    450396.1    20170             Sole        None       20170       0      0
Encana                      Common Stock    292505104   921601.55    22694             Sole        None       22694       0      0
EOG Resources               Common Stock    26875P101      301180     5500             Sole        None        5500       0      0
Exxon Mobil                 Common Stock    30231G102   1031958.8    15154             Sole        None       15154       0      0
Fedex Corp.                 Common Stock    31428X106   224585.52     5048             Sole        None        5048       0      0
Flextronics                 Common Stock    Y2573F102   229249.25    79325             Sole        None       79325       0      0
Fomento Economico Mexicano  Common Stock    344419106   1425121.3    56530             Sole        None       56530       0      0
General Mills               Common Stock    370334104  1005979.84    20168             Sole        None       20168       0      0
Gold Miners ETF                             57060U100    468929.2    12715             Sole        None       12715       0      0
H.J. Heinz                  Common Stock    423074103    499867.2    15120             Sole        None       15120       0      0
Hawkins                     Common Stock    420261109   470044.09    30463             Sole        None       30463       0      0
Hewlett-Packard             Common Stock    428236103   812670.09    25348             Sole        None       25348       0      0
Honda Motors                Common Stock    438128308    436672.5    18425             Sole        None       18425       0      0
Honeywell International     Common Stock    438516106    289186.8    10380             Sole        None       10380       0      0
Hospira Inc                 Common Stock    441060100    265550.3     8605             Sole        None        8605       0      0
Imperial Oil Ltd Com New    Common Stock    453038408  1261268.37    34648             Sole        None       34648       0      0
Ingram Micro Inc            Common Stock    457153104      225624    17850             Sole        None       17850       0      0
Intel                       Common Stock    458140100     1713420   114000             Sole        None      114000       0      0
Investors Title             Common Stock    461804106    321855.5    11102             Sole        None       11102       0      0
Ishares 1-3 Yr Treas
Index Fd                                    464287457  2843186.08    33719             Sole        None       33719       0      0
Ishares Global Telecom Fd                   464287275    448819.2    10240             Sole        None       10240       0      0
Ishares Hong Kong Index
Fd                                          464286871   253487.25    24925             Sole        None       24925       0      0
Ishares Japan Index Fd                      464286848    292102.5    36975             Sole        None       36975       0      0
Ishares Msci Germany
Index Fd                                    464286806   171181.95    11435             Sole        None       11435       0      0
Ishares Singapore Index
Fd                                          464286673   2936272.5   466075             Sole        None      466075       0      0
Ishares Taiwan Index Fd                     464286731   136794.39    16951             Sole        None       16951       0      0
ITT Inds Inc                Common Stock    450911102   461678.47    12001             Sole        None       12001       0      0
JM Smucker                  Common Stock    832696405  1137331.32    30516             Sole        None       30516       0      0
John BeanTechnologies
Corp                        Common Stock    477839104    507414.6    48510             Sole        None       48510       0      0
Johnson & Johnson           Common Stock    478160104      801361    15235             Sole        None       15235       0      0
K Tron Int'l                Common Stock    482730108   531772.55     8765             Sole        None        8765       0      0
Khd Humboldt Wedag Intl     Common Stock    482462108   458105.36    66296             Sole        None       66296       0      0
Kimberly Clark              Common Stock    494368103    283115.4     6140             Sole        None        6140       0      0
Kraft Foods Inc Cl A        Common Stock    50075N104   310566.57    13933             Sole        None       13933       0      0
Kroger                      Common Stock    501044101   1696114.6    79930             Sole        None       79930       0      0
Macy's Inc                  Common Stock    55616P104      122642    13780             Sole        None       13780       0      0
Marathon Oil Corp           Common Stock    565849106    500298.7    19030             Sole        None       19030       0      0
MDU Resources Group Inc     Common Stock    552690109      393816    24400             Sole        None       24400       0      0
Mercer Ins Group            Common Stock    587902107    325639.6    22772             Sole        None       22772       0      0
Merck                       Common Stock    589331107      254767     9524             Sole        None        9524       0      0
Mfri Inc                    Common Stock    552721102   381237.58    60418             Sole        None       60418       0      0
Microsoft                   Common Stock    594918104   758223.24    41275             Sole        None       41275       0      0
Molson Coors Co Cl B        Common Stock    60871R209      397648    11600             Sole        None       11600       0      0
Monsanto Co New             Common Stock    61166W101      373950     4500             Sole        None        4500       0      0
Multi Color Corp.           Common Stock    625383104   195687.08    16001             Sole        None       16001       0      0
Natco Group Inc Cl A        Common Stock    63227W203    211069.5    11150             Sole        None       11150       0      0
New York Times              Common Stock    650111107      244984    54200             Sole        None       54200       0      0
Nexen                       Common Stock    65334H102   1147513.6    67660             Sole        None       67660       0      0
Norfolk Southern Crp        Common Stock    655844108      209250     6200             Sole        None        6200       0      0
Northrop Grumman Corp.      Common Stock    666807102   261141.76     5984             Sole        None        5984       0      0
Northwest Natural Gas       Common Stock    667655104   257784.54     5937             Sole        None        5937       0      0
Novartis Ag Adr             Common Stock    66987V109   1305513.3    34510             Sole        None       34510       0      0
Pepsico                     Common Stock    713448108      303732     5900             Sole        None        5900       0      0
Petroleo Brasileiro         Common Stock    71654V408   723510.15    23745             Sole        None       23745       0      0
Petroleo Brasileiro Cl A    Common Stock    71654V101   819520.69    33450             Sole        None       33450       0      0
Pfizer                      Common Stock    717081103   519372.14    38133             Sole        None       38133       0      0
Philip Morris Intl          Common Stock    718172109      708042    19900             Sole        None       19900       0      0
Plum Creek Timber           Common Stock    729251108      210030     7225             Sole        None        7225       0      0
Potlatch Corp               Common Stock    737630103      277120    11950             Sole        None       11950       0      0
Powershares Ftse Rafi
US1000                                      73935X583      326164    11170             Sole        None       11170       0      0
Procter & Gamble            Common Stock    742718109   224525.12     4768             Sole        None        4768       0      0
Rayonier                    Common Stock    754907103  1215222.96    40213             Sole        None       40213       0      0
Rush Enterprises Cl B       Common Stock    781846308    175783.5    22450             Sole        None       22450       0      0
Schering Plough             Common Stock    806605101     1174674    49880             Sole        None       49880       0      0
Schlumberger Limited        Common Stock    806857108   307412.16     7568             Sole        None        7568       0      0
Southern Co                 Common Stock    842587107    262719.6     8580             Sole        None        8580       0      0
Southern Union Co           Common Stock    844030106   418458.68    27494             Sole        None       27494       0      0
Stancorp Financial          Common Stock    852891100   1067584.7    46865             Sole        None       46865       0      0
Starbucks                   Common Stock    855244109      198869    17900             Sole        None       17900       0      0
Streettracks Gold Shrs                      78463V107   2831180.8    31360             Sole        None       31360       0      0
Swiss Helvetia Fund Inc                     870875101    410273.5    46150             Sole        None       46150       0      0
Syngenta AG                 Common Stock    87160A100   2254984.2    56220             Sole        None       56220       0      0
Texas Instruments           Common Stock    882508104   151974.55     9205             Sole        None        9205       0      0
Transocean Inc              Common Stock    G90073100    236536.8     4020             Sole        None        4020       0      0
UGI Corp                    Common Stock    902681105   572046.69    24229             Sole        None       24229       0      0
Union Pacific               Common Stock    907818108    662282.1    16110             Sole        None       16110       0      0
United Parcel Svc           Common Stock    911312106    476449.6     9680             Sole        None        9680       0      0
United Technologies         Common Stock    913017109  1695947.82    39459             Sole        None       39459       0      0
URS                         Common Stock    903236107   371650.77     9197             Sole        None        9197       0      0
Urstadt Biddle Pptys        Common Stock    917286106    215123.6    16054             Sole        None       16054       0      0
Urstadt Biddle Pptys Inc
Cl A                        Common Stock    917286205      138897    10350             Sole        None       10350       0      0
US Bancorp                  Common Stock    902973304  1030180.32    70512             Sole        None       70512       0      0
Vanguard Energy ETF                         92204A306     1947258    32325             Sole        None       32325       0      0
Vanguard Extended Mkt
ETF                                         922908652    895490.4    31710             Sole        None       31710       0      0
Vanguard Short Term Bond
ETF                                         921937827      630400     8000             Sole        None        8000       0      0
Vanguard Total Stk Mkt
ETF                                         922908769   4831530.6   122070             Sole        None      122070       0      0
Vanguard Utilities ETF                      92204A876    652804.8    12280             Sole        None       12280       0      0
Verizon Communications      Common Stock    92343V104    655970.7    21721             Sole        None       21721       0      0
Walt Disney                 Common Stock    254687106      217920    12000             Sole        None       12000       0      0
Waste Management            Common Stock    94106L109      272128    10630             Sole        None       10630       0      0
Weatherford Bermuda         Common Stock    G95089101    160293.6    14480             Sole        None       14480       0      0
Wells Fargo & Co            Common Stock    949746101   598350.56    42019             Sole        None       42019       0      0
Wisdomtree Tree India
Erngs Fd                    Common Stock    97717W422      166288    15200             Sole        None       15200       0      0
Yamana Gold Inc             Common Stock    98462Y100      225700    24400             Sole        None       24400       0      0